Basis of preparation of consolidated financial statements and material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of plant and equipment useful lives

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Useful lives
Computers	1 – 3 years
Furniture and fittings	1 – 5 years
Office equipments	1 - 3 years
Renovation	3 years

Schedule of intangible assets useful lives	The Group’s intangible assets have finite useful lives. All intangible assets are amortized on a straight-line basis over the following period:-
Software	5 years